UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22709
                                                    -----------

                       First Trust Exchange-Traded Fund V
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Address of principal executive offices)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)


        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2017
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

   PRINCIPAL                                                 STATED        STATED
     VALUE                     DESCRIPTION                   COUPON       MATURITY        VALUE
---------------  ---------------------------------------  ------------  ------------   ------------
TREASURY BILLS - 77.2%

$     2,000,000  U.S. Treasury Bill (a).................    (b)           10/19/17     $  1,999,137
      3,000,000  U.S. Treasury Bill (a).................    (b)           11/16/17        2,996,410
      2,000,000  U.S. Treasury Bill (a).................    (b)           11/30/17        1,996,774
      2,000,000  U.S. Treasury Bill (a).................    (b)           12/14/17        1,996,137
                                                                                       ------------
                 TOTAL INVESTMENTS - 77.2% .........................................      8,988,458
                 (Cost $8,987,786) (c)

                 NET OTHER ASSETS AND LIABILITIES - 22.8% ..........................      2,657,120
                                                                                       ------------
                 NET ASSETS - 100.0% ...............................................   $ 11,645,578
                                                                                       ============

-----------------------------

The following futures contracts of the Fund's wholly-owned subsidiary were open at September 30, 2017 (see Note 2B - Futures Contracts in the Notes to Consolidated Portfolio of Investments):

                                                                                      UNREALIZED
                                                                                     APPRECIATION
                                            NUMBER OF     NOTIONAL     EXPIRATION   (DEPRECIATION)/
                                            CONTRACTS      VALUE          DATE           VALUE
---------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
---------------------------------------------------------------------------------------------------
   Australian Dollar Currency Futures           2       $    156,720     Dec-17     $        (3,710)
   British Pound Currency Futures               8            671,950     Dec-17              11,300
   Brent Crude Oil Futures                     10            567,900     Oct-17              13,700
   Canadian Dollar Currency Futures             1             80,255     Dec-17              (2,345)
   CAC 40(R) 10 Euro Index Futures              4            251,816     Oct-17               7,682
   Copper Futures                               3            221,625     Dec-17              (3,574)
   Cotton No. 2 Futures                         3            102,675     Dec-17                (930)
   DAX  MINI Index Futures                      5            378,149     Dec-17              10,076
   Euro FX Currency Futures                    10          1,483,062     Dec-17             (20,062)
   FTSE 100 Index Futures                       2            196,431     Dec-17              (1,032)
   FTSE MIB Index Futures                       1            133,744     Dec-17               3,824
   Gold 100 oz Futures                          4            513,920     Dec-17              (2,720)
   IBEX 35 Index Futures                        1            122,102     Oct-17                 816
   Japanese Yen Currency Futures                4            446,000     Dec-17              (6,825)
   Lean Hogs Futures                            2             44,320     Oct-17              (9,840)
   Lean Hogs Futures                            2             47,960     Dec-17               1,162
   Live Cattle Futures                          5            230,500     Dec-17                 202
   Low Sulphur Gasoil "G" Futures              10            542,250     Nov-17              (6,181)
   NIKKEI 225 (OSE) Futures                     1            180,938     Dec-17               7,198
   NY Harbor ULSD Futures                       5            380,100     Oct-17                (276)
   RBOB Gasoline Futures                        5            334,110     Oct-17              (6,384)
   S&P 500 E-mini Futures                      12          1,509,600     Dec-17              33,060
   Silver Futures                               2            166,760     Dec-17             (10,250)
   Soybean Oil Futures                          6            118,152     Dec-17              (7,164)
   SPI 200 Index Futures                        1            111,149     Dec-17                (569)
   Swiss Franc Currency Futures                 1            129,725     Dec-17              (2,075)
                                                        ------------                ---------------
                                                        $  9,121,913                $         5,083
                                                        ------------                ---------------


                        See Notes to Consolidated Portfolio of Investments

FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2017 (UNAUDITED)

                                                                                      UNREALIZED
                                                                                     APPRECIATION
                                            NUMBER OF     NOTIONAL     EXPIRATION   (DEPRECIATION)/
                                            CONTRACTS      VALUE          DATE           VALUE
---------------------------------------------------------------------------------------------------
FUTURES CONTRACTS LONG:
---------------------------------------------------------------------------------------------------
   Cocoa Futures                                7       $   (143,010)    Dec-17     $        (4,761)
   Coffee "C" Futures                           3           (144,056)    Dec-17               8,438
   Corn Futures                                20           (355,250)    Dec-17              35,743
   S&P TSX 60 IX Futures                        1           (147,257)    Dec-17              (7,179)
   Soybean Futures                             11           (532,538)    Nov-17             (24,600)
   Soybean (Meal) Futures                       6           (189,480)    Dec-17              (9,180)
   Sugar #11 (World) Futures                   24           (379,008)    Feb-18              12,136
   Wheat Futures                                5           (112,063)    Dec-17              (1,437)
                                                        ------------                ---------------
                                                        $ (2,002,662)               $         9,160
                                                        ------------                ---------------
                                                        $  7,119,251                $        14,243
                                                TOTAL   ============                ===============

-----------------------------

(a) All or a portion of this security serves as collateral for open futures contracts.

(b)   Zero coupon bond.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $146,028 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $131,113. The net unrealized appreciation was $14,915. The amounts presented are inclusive of derivative contracts.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2017 is as follows (see Note 2A- Portfolio Valuation in the Notes to Consolidated Portfolio of Investments):

                                                  ASSETS TABLE
                                                                                     LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017         PRICES          INPUTS           INPUTS
                                                ---------------   -------------   -------------   ---------------
Treasury Bills................................  $     8,988,458   $          --   $   8,988,458   $            --
Futures Contracts.............................          145,337         145,337              --                --
                                                ---------------   -------------   -------------   ---------------
Total.........................................  $     9,133,795   $     145,337   $   8,988,458   $            --
                                                ===============   =============   =============   ===============

                                                LIABILITIES TABLE
                                                                                     LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2017         PRICES          INPUTS           INPUTS
                                                ---------------   -------------   -------------   ---------------
Futures Contracts.............................  $      (131,094)  $    (131,094)  $          --   $            --
                                                ===============   =============   =============   ===============

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at September 30, 2017.


                        See Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         SEPTEMBER 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund V (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on April 10, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of one fund, the First Trust Morningstar Managed Futures Strategy Fund (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FMF on the NYSE Arca, Inc. and commenced operations on August 1, 2013.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with positive returns. Under normal market conditions, the Fund, through a wholly-owned subsidiary of the Fund, FT Cayman Subsidiary (the "Subsidiary"), organized under the laws of the Cayman Islands, invests in a portfolio of exchange-listed commodity futures, currency futures and equity index futures (collectively, "Futures Instruments"). The Fund will not invest directly in Futures Instruments. The Fund seeks to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund's investment in the Subsidiary may not exceed 25% of the Fund's total assets at the end of each fiscal quarter.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

The Consolidated Portfolio of Investments includes the accounts of the Subsidiary.

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund's investments are valued as follows:

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

If the Fund's investments are not able to be priced by their pre-established pricing methods, such investments may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.

Valuing the Fund's holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary's holdings will be valued in the same manner as the Fund's holdings.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         SEPTEMBER 30, 2017 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2017, is included with the Fund's Consolidated Portfolio of Investments.

B. FUTURES CONTRACTS

The Fund, through the Subsidiary, may purchase and sell exchange-listed commodity, currency and equity index futures contracts. When the Subsidiary purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. When the Subsidiary sells or shorts a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or equity index) at a specified future date. The price at which the purchase and sale will take place is fixed when the Subsidiary enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange's clearing corporation. Margin deposits are posted as collateral with the clearing broker and, in turn, with the exchange clearing corporation.

      1. EXCHANGE-LISTED COMMODITY FUTURES CONTRACTS -- Commodity futures contracts are generally based upon commodities within the six principal commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock. The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Fund is in a long position on that commodity, the value of the futures contract may change proportionately.

      2. INDEX FUTURES CONTRACTS -- An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract was originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the index at the expiration of the contract.

      3. CURRENCY FUTURES CONTRACTS -- Currency futures contracts are transferable futures contracts that specify a price at which a currency can be bought or sold at a future date. Currency futures contracts allow investors to hedge against foreign currency exchange risk. Because currency futures contracts are marked-to-market daily, investors can exit their obligation to buy or sell the currency prior to the contract's delivery date by closing out the position. With currency futures contracts, the price is determined when the contract is signed, just as it is in the foreign currency exchange market, and the currency pair is exchanged on the delivery date, which is usually sometime in the distant future.

Upon entering into a futures contract, the Subsidiary must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily. This daily fluctuation in value of the contract is also known as variation margin.

When the Subsidiary purchases or sells a futures contract, the Subsidiary is required to collateralize its position in order to limit the risk associated with the use of leverage and other related risks. To collateralize its position, the Subsidiary segregates assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the unrealized depreciation of the futures contract or otherwise collateralize its position in a manner consistent with the 1940 Act or the 1940 Act Rules and SEC interpretations thereunder. As the Subsidiary continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which the Subsidiary may undertake and on the potential increase in the speculative character of the Subsidiary's outstanding portfolio investments. Additionally, such segregated assets generally ensure the availability of adequate funds to meet the obligations of the Subsidiary arising from such investment activities.

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         SEPTEMBER 30, 2017 (UNAUDITED)

C. CASH AND FOREIGN CURRENCY

The Fund holds assets equal to or greater than the full notional exposure of the future contracts. These assets may consist of cash and other short-term securities to comply with SEC guidance with respect to coverage of futures contracts by registered investment companies. The Fund also has restricted foreign currency held for margin requirements.

D. INVESTMENT TRANSACTIONS

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (January 1, 2017 through September 30, 2017), the notional values of futures contracts opened and closed were as follows:

                                                 Notional Amount*
                                           ----------------------------
                                                           $ 44,664,686
Total Commodity Risk
     Futures Contracts Opened              $  22,674,051
     Futures Contracts Closed                 21,990,635

Total Equity Risk                                            95,526,168
     Futures Contracts Opened                 48,051,128
     Futures Contracts Closed                 47,475,040

Total Currency Risk                                          21,356,733
     Futures Contracts Opened                 11,028,634
     Futures Contracts Closed                 10,328,099

*Amounts based on activity levels during the period.

ADDITIONAL INFORMATION

          FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND (FMF)
                         SEPTEMBER 30, 2017 (UNAUDITED)

                             LICENSING INFORMATION

First Trust Morningstar Managed Futures Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. Morningstar makes no representation or warranty, express or implied, to the owners of the First Trust Morningstar Managed Futures Strategy Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Morningstar Managed Futures Strategy Fund in particular or the ability of the Morningstar(R) Diversified Futures Index(SM) to track general stock market performance. Morningstar's only relationship to First Trust is the licensing of certain service marks and service names of Morningstar and of the Morningstar(R) Diversified Futures Index(SM) which is determined, composed and calculated by Morningstar without regard to First Trust or the First Trust Morningstar Managed Futures Strategy Fund. Morningstar has no obligation to take the needs of First Trust or the owners of First Trust Morningstar Managed Futures Strategy Fund into consideration in determining, composing or calculating the Morningstar(R) Diversified Futures Index(SM). Morningstar is not responsible for and has not participated in the determination of the prices and amount of the First Trust Morningstar Managed Futures Strategy Fund or the timing of the issuance or sale of the First Trust Morningstar Managed Futures Strategy Fund or in the determination or calculation of the equation by which the First Trust Morningstar Managed Futures Strategy Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the First Trust Morningstar Managed Futures Strategy Fund.

MORNINGSTAR, INC. DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR(R) DIVERSIFIED FUTURES INDEX(SM) OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL NOT HAVE LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR MANAGED FUTURES STRATEGY FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR(R) FUTURES INDEX(SM) OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR(R) DIVERSIFIED FUTURES INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund V
               -------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)


Date: November 20, 2017
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)


Date: November 20, 2017
     -------------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2017
     -------------------